PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment consist of the following As of December 31, 2024 and June 30, 2024.

	December 31, 2024	June 30, 2024
	(Unaudited)
Office equipment at cost	$23,597	$25,543
Less: Accumulated depreciation	(23,597)	(25,543)

Total property, plant, and equipment	$-	$-

Property and equipment consist of the following as of June 30:

	2024	2023

Office equipment at cost	$25,543	$25,432
Less: Accumulated depreciation	(25,543)	(25,130)

Total property, plant, and equipment	$-	$302